Other liabilities and provisions - Classification (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Other liabilities and provisions
Other non-current liabilities	$ 24	$ 18
Current Provisions	15	14
Non-current Provisions	25	19
Other liabilities and provisions	$ 64	$ 51